Other Comprehensive Income - Schedule of Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	$ 3,406,352	$ 3,428,052	$ 1,600,153
Other comprehensive (loss) income before reclassifications	(869,941)	(88,720)	111,444
Less: Amounts reclassified from accumulated other comprehensive income	(3,445)	22,210	13,363
Net current-period other comprehensive (loss) income	(866,496)	(110,930)	98,081
Ending balance	2,471,790	3,406,352	3,428,052
Total
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(56,696)	54,234	(43,847)
Ending balance	(923,192)	(56,696)	54,234
Unrealized (Losses) and Gains on Available for Sale Securities
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Other comprehensive (loss) income before reclassifications	(823,854)	(103,349)	24,098
Less: Amounts reclassified from accumulated other comprehensive income	(2,284)	909	224
Unrealized (Losses) and Gains on Cash Flow Hedges
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Other comprehensive (loss) income before reclassifications	(50,633)	0	33,696
Less: Amounts reclassified from accumulated other comprehensive income	6,887	22,454	19,505
Defined benefit pension plans:
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(5,471)	(21,253)	(81,269)
Other comprehensive (loss) income before reclassifications	4,546	14,629	53,650
Less: Amounts reclassified from accumulated other comprehensive income	(8,048)	(1,153)	(6,366)
Net current-period other comprehensive (loss) income	12,594	15,782	60,016
Ending balance	7,123	(5,471)	(21,253)
Unrealized (Losses) and Gains on Cash Flow Hedges | Unrealized (Losses) and Gains on Cash Flow Hedges
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	7,361	29,815	15,624
Other comprehensive (loss) income before reclassifications	(50,633)	0	33,696
Less: Amounts reclassified from accumulated other comprehensive income	6,887	22,454	19,505
Net current-period other comprehensive (loss) income	(57,520)	(22,454)	14,191
Ending balance	(50,159)	7,361	29,815
Unrealized (Losses) and Gains on Available for Sale Securities | Unrealized (Losses) and Gains on Available for Sale Securities
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(58,586)	45,672	21,798
Other comprehensive (loss) income before reclassifications	(823,854)	(103,349)	24,098
Less: Amounts reclassified from accumulated other comprehensive income	(2,284)	909	224
Net current-period other comprehensive (loss) income	(821,570)	(104,258)	23,874
Ending balance	$ (880,156)	$ (58,586)	$ 45,672